SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

Cash Account Trust
Government & Agency Securities
Portfolio
Money Market Portfolio
Tax-Exempt Portfolio
Cash Management Fund
Cash Reserve Fund, Inc.
Prime Series
Cash Reserves Fund Institutional
Daily Assets Fund Institutional
DWS Alternative Asset Allocation Fund
DWS Balanced Fund
DWS California Tax–Free Income Fund
DWS Capital Growth Fund
DWS Clean Technology Fund
DWS Communications Fund
DWS Core Equity Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Disciplined Market Neutral Fund
DWS Diversified International Equity Fund
DWS Dreman International Value Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS EAFE® Equity Index Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy Fund
DWS Enhanced Emerging Markets Fixed Income Fund
DWS Enhanced Global Bond Fund
DWS Equity 500 Index Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Inflation Fund
DWS Global Small Cap Growth Fund
DWS Global Thematic Fund
DWS GNMA Fund

DWS Gold & Precious Metals Fund
DWS Health Care Fund
DWS High Income Fund
DWS Intermediate Tax/AMT Free Fund
DWS International Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund
DWS Lifecycle Long Range Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Mid Cap Growth Fund
DWS Money Market Prime Series
DWS Money Market Series
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS S&P 500 Plus Fund
DWS Select Alternative Allocation Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic Government Securities Fund
DWS Strategic High Yield Tax-Free Fund
DWS Strategic Value Fund
DWS Target 2013 Fund
DWS Target 2014 Fund
DWS Technology Fund

DWS U.S. Bond Index Fund
DWS Ultra-Short Duration Fund
DWS Unconstrained Income Fund
DWS Variable NAV Money Fund
DWS World Dividend Fund
Investors Cash Trust
Treasury Portfolio
NY Tax Free Money Fund
Tax Free Money Fund Investment
Tax-Exempt California Money Market Fund

DWS Variable Series I:
DWS Bond VIP
DWS Capital Growth VIP
DWS Global Small Cap Growth VIP
DWS Growth & Income VIP
DWS International VIP

DWS Variable Series II:
DWS Alternative Asset Allocation Plus VIP
DWS Balanced VIP
DWS Blue Chip VIP
DWS Core Fixed Income VIP
DWS Diversified International Equity VIP
DWS Dreman Small Mid Cap Value VIP
DWS Global Thematic VIP
DWS Government & Agency Securities VIP
DWS High Income VIP
DWS Large Cap Value VIP
DWS Money Market VIP
DWS Small Mid Cap Growth VIP
DWS Unconstrained Income VIP

DWS Investments VIT Funds:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

On February 28, 2012, Deutsche Bank AG (“Deutsche Bank”), the parent company of Deutsche Investment Management Americas Inc., the fund’s investment advisor (the “Advisor”), announced that it is in exclusive negotiations with Guggenheim Partners on the sale of certain of its asset management businesses, including the U.S. mutual fund business conducted by the Advisor.  The exclusive negotiations follow Deutsche Bank’s announcement on November 22, 2011 that it was conducting a strategic review of certain of its global asset management businesses, including that of the Advisor.  There is no assurance that Deutsche Bank will reach an agreement to sell the business conducted by the Advisor to Guggenheim Partners or any other party.  It is expected that any such transaction would result in the termination of the existing management and distribution arrangements of the DWS Funds.  Any new management or distribution arrangements would be subject to approval by the board of trustees/directors of the DWS Funds and, in the case of any new investment management agreements, approval by fund shareholders.

Please Retain This Supplement for Future Reference

February 29, 2012
PRO_SAISTKR-53